CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 3.2%
Entertainment - 3.2%
Live Nation Entertainment Inc.	522,000	$35,579,520	*
World Wrestling Entertainment Inc., Class A Shares	510,000	24,928,800

TOTAL COMMUNICATION SERVICES		60,508,320

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.8%
Aptiv PLC	397,000	33,661,630

Diversified Consumer Services - 1.9%
Service Corp. International	764,000	36,633,800

Hotels, Restaurants & Leisure - 1.8%
Vail Resorts Inc.	148,000	34,707,480

Internet & Direct Marketing Retail - 1.8%
Chewy Inc., Class A Shares	360,000	9,543,600	*
Expedia Group Inc.	236,000	25,594,200

Total Internet & Direct Marketing Retail		35,137,800

Leisure Products - 1.9%
Hasbro Inc.	354,000	36,061,980

Specialty Retail - 4.5%
Carvana Co.	385,000	30,511,250	*
Foot Locker Inc.	549,000	20,845,530
Ross Stores Inc.	315,000	35,339,850

Total Specialty Retail		86,696,630

TOTAL CONSUMER DISCRETIONARY		262,899,320

CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 4.2%
Casey’s General Stores Inc.	265,000	42,627,900
US Foods Holding Corp.	911,000	36,594,870	*

Total Food & Staples Retailing		79,222,770

Household Products - 1.2%
Reynolds Consumer Products Inc.	825,000	23,553,750	*

TOTAL CONSUMER STAPLES		102,776,520

ENERGY - 2.4%
Energy Equipment & Services - 0.6%
Apergy Corp.	500,000	12,930,000	*

Oil, Gas & Consumable Fuels - 1.8%
Pioneer Natural Resources Co.	252,000	34,020,000

TOTAL ENERGY		46,950,000

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2020 Quarterly Report	1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 12.0%
Banks - 4.1%
First Republic Bank	350,000	$38,808,000
Western Alliance Bancorp	722,000	39,876,060

Total Banks		78,684,060

Insurance - 5.6%
Arch Capital Group Ltd.	865,000	38,198,400	*
Hartford Financial Services Group Inc.	590,000	34,975,200
Progressive Corp.	420,000	33,889,800

Total Insurance		107,063,400

Mortgage Real Estate Investment Trusts (REITs) - 2.3%
Starwood Property Trust Inc.	1,700,000	43,622,000

TOTAL FINANCIALS		229,369,460

HEALTH CARE - 11.4%
Biotechnology - 2.9%
Alexion Pharmaceuticals Inc.	225,000	22,362,750	*
BioMarin Pharmaceutical Inc.	398,000	33,233,000	*

Total Biotechnology		55,595,750

Health Care Equipment & Supplies - 1.5%
Varian Medical Systems Inc.	200,000	28,114,000	*

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	331,000	28,320,360
Premier Inc., Class A Shares	540,000	18,775,800	*

Total Health Care Providers & Services		47,096,160

Life Sciences Tools & Services - 4.6%
Bio-Rad Laboratories Inc., Class A Shares	93,000	33,565,560	*
ICON PLC	177,000	29,845,740	*
Syneos Health Inc.	399,000	24,482,640	*

Total Life Sciences Tools & Services		87,893,940

TOTAL HEALTH CARE		218,699,850

INDUSTRIALS - 17.2%
Aerospace & Defense - 4.0%
L3Harris Technologies Inc.	175,000	38,732,750
Teledyne Technologies Inc.	105,000	38,331,300	*

Total Aerospace & Defense		77,064,050

Airlines - 1.7%
Alaska Air Group Inc.	495,000	31,972,050

Building Products - 1.5%
Masonite International Corp.	378,000	28,391,580	*

Commercial Services & Supplies - 1.6%
Waste Connections Inc.	323,000	31,108,130

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Fund 2020 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Electrical Equipment - 3.3%
AMETEK Inc.	356,000	$34,585,400
Rockwell Automation Inc.	144,000	27,599,040

Total Electrical Equipment		62,184,440

Machinery - 2.2%
Ingersoll-Rand PLC	315,000	41,967,450

Road & Rail - 1.5%
Old Dominion Freight Line Inc.	142,000	27,864,660

Trading Companies & Distributors - 1.4%
Air Lease Corp.	641,000	27,524,540

TOTAL INDUSTRIALS		328,076,900

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.2%
Arista Networks Inc.	100,000	22,334,000	*

Electronic Equipment, Instruments & Components - 4.3%
CDW Corp.	280,000	36,526,000
IPG Photonics Corp.	142,000	18,129,140	*
Keysight Technologies Inc.	287,000	26,688,130	*

Total Electronic Equipment, Instruments & Components		81,343,270

IT Services - 2.1%
Amdocs Ltd.	328,000	23,599,600
DXC Technology Co.	520,000	16,577,600

Total IT Services		40,177,200

Semiconductors & Semiconductor Equipment - 3.6%
Lam Research Corp.	130,000	38,767,300
Xilinx Inc.	368,000	31,088,640

Total Semiconductors & Semiconductor Equipment		69,855,940

Software - 5.5%
Aspen Technology Inc.	242,000	28,793,160	*
Autodesk Inc.	148,000	29,133,800	*
Box Inc., Class A Shares	962,000	14,458,860	*
Splunk Inc.	209,000	32,449,340	*

Total Software		104,835,160

Technology Hardware, Storage & Peripherals - 2.7%
NCR Corp.	619,000	20,872,680	*
Western Digital Corp.	478,000	31,309,000

Total Technology Hardware, Storage & Peripherals		52,181,680

TOTAL INFORMATION TECHNOLOGY		370,727,250

MATERIALS - 2.9%
Chemicals - 0.7%
Methanex Corp.	427,000	13,856,150

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2020 Quarterly Report	3

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
Containers & Packaging - 2.2%
Ardagh Group SA		928,000	$17,706,240
Ball Corp.		320,000	23,097,600

Total Containers & Packaging			40,803,840

TOTAL MATERIALS			54,659,990

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities Inc.		275,000	44,880,000
Liberty Property Trust		471,000	29,508,150
Vornado Realty Trust		279,000	18,349,830

Total Equity Real Estate Investment Trusts (REITs)			92,737,980

Real Estate Management & Development - 1.6%
Jones Lang LaSalle Inc.		182,000	30,907,240

TOTAL REAL ESTATE			123,645,220

UTILITIES - 5.3%
Electric Utilities - 2.0%
Eversource Energy		420,000	38,824,800

Multi-Utilities - 3.3%
Ameren Corp.		484,000	39,712,200
DTE Energy Co.		173,000	22,941,530

Total Multi-Utilities			62,653,730

TOTAL UTILITIES			101,478,530

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,273,195,390)			1,899,791,360

	RATE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	17,278,135	17,278,135
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	4,319,534	4,319,534	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,597,669)			21,597,669

TOTAL INVESTMENTS - 100.5% (Cost - $1,294,793,059)			1,921,389,029
Liabilities in Excess of Other Assets - (0.5)%			(9,483,635)

TOTAL NET ASSETS - 100.0%			$1,911,905,394

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $4,319,534 and the cost was $4,319,534 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Fund 2020 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,899,791,360	—	—	$1,899,791,360
Short-Term Investments†	21,597,669	—	—	21,597,669

Total Investments	$1,921,389,029	—	—	$1,921,389,029

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$11,940,869	11,940,869	$7,621,335	7,621,335	—	$8,829	—	$4,319,534

8